Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,455
Balance at end of period	4,588	$ 4,455	$ 4,118	$ 4,588	$ 4,118
Loans	4,285	4,191	3,920	4,285	3,920	$ 3,917
Undrawn credit facilities and other off-balance sheet exposures	303	264	198	303	198
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	482	472	499	449	456
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(19)	(24)	(16)	(59)	(35)
Provision for (reversal of) credit losses changes in model					15
Provision for (reversal of) credit losses net remeasurement	104	55	32	198	94
Total provision for (reversal of) credit losses	85	31	16	139	74
Write-offs	(5)	(2)	(8)	(9)	(15)
Recoveries	3		3	6	7
Interest income on impaired loans	(10)	(9)	(9)	(27)	(21)
Foreign exchange and other		(10)	1	(3)
Balance at end of period	555	482	502	555	502
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,095	1,095	1,095	983	1,064
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(4)	(12)	(16)	(21)	(50)
Provision for (reversal of) credit losses changes in model		26		82
Provision for (reversal of) credit losses net remeasurement	195	121	137	496	428
Total provision for (reversal of) credit losses	191	135	121	557	378
Write-offs	(146)	(149)	(146)	(433)	(404)
Recoveries	19	24	15	60	47
Interest income on impaired loans	(2)	(2)	(2)	(6)	(5)
Foreign exchange and other		(8)	1	(4)	4
Balance at end of period	1,157	1,095	1,084	1,157	1,084
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	993	960	792	955	772
Provision for (reversal of) credit losses originations net of repayments and other derecognitions		(1)	3	4	(9)
Provision for (reversal of) credit losses changes in model				6
Provision for (reversal of) credit losses net remeasurement	161	218	211	542	522
Total provision for (reversal of) credit losses	161	217	214	552	513
Write-offs	(232)	(221)	(198)	(657)	(535)
Recoveries	41	37	33	113	91
Balance at end of period	963	993	841	963	841
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,885	1,849	1,700	1,727	1,825
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(28)	(39)	(69)	(70)
Provision for (reversal of) credit losses changes in model		3		3	41
Provision for (reversal of) credit losses net remeasurement	134	247	171	555	646
Total provision for (reversal of) credit losses	122	222	132	489	617
Write-offs	(94)	(85)	(142)	(256)	(749)
Recoveries	13	3	18	30	67
Interest income on impaired loans	(22)	(24)	(20)	(69)	(64)
Foreign exchange and other	9	(80)	3	(8)	(5)
Balance at end of period	1,913	1,885	1,691	1,913	1,691
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	958
Balance at end of period	1,111	958	774	1,111	774
Loans	992	844	684	992	684
Undrawn credit facilities and other off-balance sheet exposures	119	114	90	119	90
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	92	91	92	89	90
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	3	3	11	11
Provision for (reversal of) credit losses net remeasurement	(24)	(35)	(41)	(97)	(79)
Transfers to 12-month ECL	30	38	40	104	76
Transfers to lifetime ECL performing	(3)	(2)	(3)	(7)	(7)
Total provision for (reversal of) credit losses	7	4	(1)	11	1
Foreign exchange and other		(3)		(1)
Balance at end of period	99	92	91	99	91
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	242	228	175	247	174
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	14	9	8	30	23
Provision for (reversal of) credit losses changes in model		5		(15)
Provision for (reversal of) credit losses net remeasurement	(112)	(198)	(133)	(429)	(398)
Transfers to 12-month ECL	134	211	143	473	427
Transfers to lifetime ECL performing	(29)	(10)	(18)	(54)	(52)
Transfers to lifetime ECL credit-impaired	(1)	(1)		(3)
Total provision for (reversal of) credit losses	6	16		2
Foreign exchange and other	5	(2)	4	4	5
Balance at end of period	253	242	179	253	179
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	291	277	184	295	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	9	9	5	28	17
Provision for (reversal of) credit losses changes in model				(26)
Provision for (reversal of) credit losses net remeasurement	(145)	(225)	(72)	(583)	(260)
Transfers to 12-month ECL	201	250	96	683	308
Transfers to lifetime ECL performing	(18)	(19)	(20)	(58)	(53)
Transfers to lifetime ECL credit-impaired	(1)	(1)		(2)
Total provision for (reversal of) credit losses	46	14	9	42	12
Balance at end of period	337	291	193	337	193
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	333	320	312	265	294
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	14	7	2	35	14
Provision for (reversal of) credit losses changes in model	84	1		85	12
Provision for (reversal of) credit losses net remeasurement	(39)	3	(43)	(44)	(107)
Transfers to 12-month ECL	39	30	55	116	139
Transfers to lifetime ECL performing	(9)	(15)	(9)	(31)	(31)
Total provision for (reversal of) credit losses	89	26	5	161	27
Foreign exchange and other		(13)	(6)	(4)	(10)
Balance at end of period	422	333	311	422	311
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,584
Balance at end of period	2,517	2,584	2,504	2,517	2,504
Loans	2,341	2,443	2,407	2,341	2,407
Undrawn credit facilities and other off-balance sheet exposures	176	141	97	176	97
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	132	128	151	126	142
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(4)	(6)	(5)	(15)	(11)
Provision for (reversal of) credit losses changes in model					4
Provision for (reversal of) credit losses net remeasurement	53	42	46	131	90
Transfers to 12-month ECL	(28)	(35)	(40)	98	(75)
Transfers to lifetime ECL performing	8	6	4	21	10
Transfers to lifetime ECL credit-impaired	(2)	(3)	(2)	(7)	(6)
Total provision for (reversal of) credit losses	27	4	3	32	12
Foreign exchange and other	(1)		(1)		(1)
Balance at end of period	158	132	153	158	153
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	647	680	724	546	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(11)	(14)	(14)	(30)	(43)
Provision for (reversal of) credit losses changes in model		21		97
Provision for (reversal of) credit losses net remeasurement	200	171	149	558	487
Transfers to 12-month ECL	(133)	(208)	(142)	(467)	(426)
Transfers to lifetime ECL performing	35	14	20	72	56
Transfers to lifetime ECL credit-impaired	(17)	(17)	(25)	(53)	(72)
Total provision for (reversal of) credit losses	74	(33)	(12)	177	2
Foreign exchange and other	(1)			(3)	1
Balance at end of period	720	647	712	720	712
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	702	683	608	660	591
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(9)	(10)	(2)	(24)	(26)
Provision for (reversal of) credit losses changes in model				32
Provision for (reversal of) credit losses net remeasurement	213	351	172	828	498
Transfers to 12-month ECL	(201)	(250)	(96)	(683)	(308)
Transfers to lifetime ECL performing	18	19	20	58	53
Transfers to lifetime ECL credit-impaired	(97)	(91)	(54)	(245)	(160)
Total provision for (reversal of) credit losses	(76)	19	40	(34)	57
Balance at end of period	626	702	648	626	648
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,103	1,057	953	1,061	864
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(23)	(32)	(57)	(54)
Provision for (reversal of) credit losses changes in model	(84)	2		(82)	29
Provision for (reversal of) credit losses net remeasurement	84	139	129	302	404
Transfers to 12-month ECL	(38)	(29)	(50)	(112)	(129)
Transfers to lifetime ECL performing	11	16	11	36	36
Transfers to lifetime ECL credit-impaired	(56)	(13)	(23)	(131)	(158)
Total provision for (reversal of) credit losses	(95)	92	35	(44)	128
Foreign exchange and other	5	(46)	3		(1)
Balance at end of period	1,013	1,103	991	1,013	991
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	913
Balance at end of period	960	913	840	960	840
Loans	952	904	829	952	829
Undrawn credit facilities and other off-balance sheet exposures	8	9	11	8	11
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	258	253	256	234	224
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(19)	(21)	(14)	(55)	(35)
Provision for (reversal of) credit losses changes in model					11
Provision for (reversal of) credit losses net remeasurement	75	48	27	164	83
Transfers to 12-month ECL	(2)	(3)		(6)	(1)
Transfers to lifetime ECL performing	(5)	(4)	(1)	(14)	(3)
Transfers to lifetime ECL credit-impaired	2	3	2	7	6
Total provision for (reversal of) credit losses	51	23	14	96	61
Write-offs	(5)	(2)	(8)	(9)	(15)
Recoveries	3		3	6	7
Interest income on impaired loans	(10)	(9)	(9)	(27)	(21)
Foreign exchange and other	1	(7)	2	(2)	2
Balance at end of period	298	258	258	298	258
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	206	187	196	190	181
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(7)	(7)	(10)	(21)	(30)
Provision for (reversal of) credit losses net remeasurement	107	148	121	367	339
Transfers to 12-month ECL	(1)	(3)	(1)	(6)	(1)
Transfers to lifetime ECL performing	(6)	(4)	(2)	(18)	(4)
Transfers to lifetime ECL credit-impaired	18	18	25	56	72
Total provision for (reversal of) credit losses	111	152	133	378	376
Write-offs	(146)	(149)	(146)	(433)	(404)
Recoveries	19	24	15	60	47
Interest income on impaired loans	(2)	(2)	(2)	(6)	(5)
Foreign exchange and other	(4)	(6)	(3)	(5)	(2)
Balance at end of period	184	206	193	184	193
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	93	92	111	297	284
Transfers to lifetime ECL credit-impaired	98	92	54	247	160
Total provision for (reversal of) credit losses	191	184	165	544	444
Write-offs	(232)	(221)	(198)	(657)	(535)
Recoveries	41	37	33	113	91
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	449	472	435	401	667
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(14)	(12)	(9)	(47)	(30)
Provision for (reversal of) credit losses net remeasurement	89	105	85	297	349
Transfers to 12-month ECL	(1)	(1)	(5)	(4)	(10)
Transfers to lifetime ECL performing	(2)	(1)	(2)	(5)	(5)
Transfers to lifetime ECL credit-impaired	56	13	23	131	158
Total provision for (reversal of) credit losses	128	104	92	372	462
Write-offs	(94)	(85)	(142)	(256)	(749)
Recoveries	13	3	18	30	67
Interest income on impaired loans	(22)	(24)	(20)	(69)	(64)
Foreign exchange and other	4	(21)	6		6
Balance at end of period	$ 478	$ 449	$ 389	$ 478	$ 389